Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 561,679	$ 511,039	$ 553,079	$ 549,543
Restricted cash	617,761	487,516
Accounts receivable trade, net of allowance for doubtful accounts of $3,007 and $3,642 as of December 31, 2016 and 2017, respectively	358,091	400,251
Inventories	346,092	295,371
Amounts due from related parties	26,102	19,082
Derivative assets - current	16,200	12,270
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,222 as of December 31, 2016 and 2017, respectively	61,399	29,312
Prepaid expenses and other current assets	296,084	266,826
Total current assets	4,085,303	3,790,763
Deferred tax assets - non-current	131,796	229,980
Other non-current assets	143,130	117,245
TOTAL ASSETS	5,889,627	5,406,606
Current liabilities:
Short-term bank borrowings	1,957,755	1,600,033
Accounts payable	402,964	440,116
Amounts due to related parties, including consolidated variable interest entities of nil and $272 as of December 31, 2016 and 2017, respectively	6,023	19,912
Derivative liabilities - current	6,121	9,625
Other current liabilities	201,903	171,070
Total current liabilities	4,108,012	3,721,066
Accrued warranty costs	55,659	61,139	65,193	54,644
Convertible notes	126,476	125,569
Long-term borrowings	404,341	493,455
Derivative liabilities - non-current	359
Liability for uncertain tax positions	9,264	8,431
TOTAL LIABILITIES	4,829,852	4,507,216
Equity:
Common shares - no par value: unlimited authorized shares, 57,830,149 and 58,496,685 shares issued and outstanding at December 31, 2016 and 2017, respectively	702,162	701,283
Additional paid-in capital	417	(8,897)
Retained earnings	383,681	284,109
Accumulated other comprehensive loss	(54,034)	(91,814)
Total Canadian Solar Inc. shareholders' equity	1,032,226	884,681
TOTAL LIABILITIES AND EQUITY	5,889,627	5,406,606
Parent Company
Current assets:
Cash and cash equivalents	16,957	21,348	$ 34,206	$ 3,455
Accounts receivable trade, net of allowance for doubtful accounts of $3,007 and $3,642 as of December 31, 2016 and 2017, respectively	6,207	103
Amounts due from related parties	375,843	419,075
Derivative assets - current		2,425
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,222 as of December 31, 2016 and 2017, respectively	60
Prepaid expenses and other current assets	11,490	4,871
Total current assets	410,557	447,822
Investment in subsidiaries	1,005,176	789,633
Deferred tax assets - non-current	9,185	22,609
Other non-current assets	67,940	64,903
TOTAL ASSETS	1,492,858	1,324,967
Current liabilities:
Short-term bank borrowings	151,000	10,000
Accounts payable	3	3
Amounts due to related parties, including consolidated variable interest entities of nil and $272 as of December 31, 2016 and 2017, respectively	139,091	73,053
Derivative liabilities - current		1,914
Other current liabilities	36,914	10,952
Total current liabilities	327,008	95,922
Accrued warranty costs		2,950
Convertible notes	126,476	125,569
Long-term borrowings		190,000
Derivative liabilities - non-current	524	20,054
Liability for uncertain tax positions	6,625	5,791
TOTAL LIABILITIES	460,633	440,286
Equity:
Common shares - no par value: unlimited authorized shares, 57,830,149 and 58,496,685 shares issued and outstanding at December 31, 2016 and 2017, respectively	702,162	701,283
Additional paid-in capital	417	(8,897)
Retained earnings	383,680	284,109
Accumulated other comprehensive loss	(54,034)	(91,814)
Total Canadian Solar Inc. shareholders' equity	1,032,225	884,681
TOTAL LIABILITIES AND EQUITY	$ 1,492,858	$ 1,324,967